Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Without Sales Load [Member] | C000174346
Average Annual Return [Line Items]
Average Annual Return, Percent		6.80%	8.81%	5.94%
Without Sales Load [Member] | C000174345
Average Annual Return [Line Items]
Average Annual Return, Percent		6.77%	8.79%	5.98%
Without Sales Load [Member] | C000010077
Average Annual Return [Line Items]
Average Annual Return, Percent		6.37%	8.40%	5.61%
Without Sales Load [Member] | C000176586
Average Annual Return [Line Items]
Average Annual Return, Percent		6.26%	4.59%	3.86%
Without Sales Load [Member] | C000169633
Average Annual Return [Line Items]
Average Annual Return, Percent		6.22%	4.53%	3.87%
Without Sales Load [Member] | C000010070
Average Annual Return [Line Items]
Average Annual Return, Percent		5.91%	4.23%	3.59%
Without Sales Load [Member] | C000174342
Average Annual Return [Line Items]
Average Annual Return, Percent		10.00%	12.75%	9.39%
Without Sales Load [Member] | C000174341
Average Annual Return [Line Items]
Average Annual Return, Percent		9.97%	12.68%	9.42%
Without Sales Load [Member] | C000010072
Average Annual Return [Line Items]
Average Annual Return, Percent		9.66%	12.35%	9.09%
Without Sales Load [Member] | C000174348
Average Annual Return [Line Items]
Average Annual Return, Percent		11.81%	10.52%	5.89%
Without Sales Load [Member] | C000174347
Average Annual Return [Line Items]
Average Annual Return, Percent		11.19%	10.41%	5.90%
Without Sales Load [Member] | C000010078
Average Annual Return [Line Items]
Average Annual Return, Percent		10.78%	9.95%	5.50%
Without Sales Load [Member] | C000253095
Average Annual Return [Line Items]
Average Annual Return, Percent		4.62%	2.84%	2.02%
Without Sales Load [Member] | C000173654
Average Annual Return [Line Items]
Average Annual Return, Percent		4.62%	2.84%	2.02%
Without Sales Load [Member] | C000174353
Average Annual Return [Line Items]
Average Annual Return, Percent		6.73%	6.70%	5.98%
Without Sales Load [Member] | C000174354
Average Annual Return [Line Items]
Average Annual Return, Percent		6.69%	6.63%	6.00%
Without Sales Load [Member] | C000157689
Average Annual Return [Line Items]
Average Annual Return, Percent		6.30%	6.26%	5.65%
Without Sales Load [Member] | C000174337
Average Annual Return [Line Items]
Average Annual Return, Percent		7.72%	12.20%	7.57%
Without Sales Load [Member] | C000174338
Average Annual Return [Line Items]
Average Annual Return, Percent		7.70%	12.15%	7.60%
Without Sales Load [Member] | C000010069
Average Annual Return [Line Items]
Average Annual Return, Percent		7.57%	11.85%	7.31%
Without Sales Load [Member] | C000174339
Average Annual Return [Line Items]
Average Annual Return, Percent		13.03%	14.49%	6.88%
Without Sales Load [Member] | C000174340
Average Annual Return [Line Items]
Average Annual Return, Percent		13.05%	14.47%	6.93%
Without Sales Load [Member] | C000010071
Average Annual Return [Line Items]
Average Annual Return, Percent		12.85%	14.25%	6.70%
Without Sales Load [Member] | C000174352
Average Annual Return [Line Items]
Average Annual Return, Percent		9.47%	12.59%	7.58%
Without Sales Load [Member] | C000174351
Average Annual Return [Line Items]
Average Annual Return, Percent		9.50%	12.55%	7.62%
Without Sales Load [Member] | C000112985
Average Annual Return [Line Items]
Average Annual Return, Percent		9.13%	12.13%	7.25%
Without Sales Load [Member] | C000174350
Average Annual Return [Line Items]
Average Annual Return, Percent		7.81%	2.60%	2.96%
Without Sales Load [Member] | C000174349
Average Annual Return [Line Items]
Average Annual Return, Percent		7.88%	2.55%	2.99%
Without Sales Load [Member] | C000099971
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%	2.23%	2.66%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent		8.56%	2.27%	3.45%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent		8.56%	2.27%	3.45%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent		8.56%	2.27%	3.45%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		16.75%	12.51%	9.40%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		16.75%	12.51%	9.40%
Morningstar Aggressive Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Average Annual Return, Percent		16.75%	12.51%	9.40%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent		12.84%	7.81%	6.74%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent		12.84%	7.81%	6.74%
Morningstar Global Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Average Annual Return, Percent		12.84%	7.81%	6.74%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent		10.68%	5.13%	5.36%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent		10.68%	5.13%	5.36%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent		10.68%	5.13%	5.36%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent		7.53%	13.44%	9.25%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		7.68%	10.04%	7.12%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent		7.53%	13.44%	9.25%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		7.68%	10.04%	7.12%
S&P MidCap 400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Average Annual Return, Percent		7.53%	13.44%	9.25%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent		7.68%	10.04%	7.12%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent		12.92%	7.64%	6.82%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent		4.75%	2.82%	1.97%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent		4.75%	2.82%	1.97%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Average Annual Return, Percent		4.75%	2.82%	1.97%